Loan Principal and Financing Service Fee Receivables - Summary of Movement of Allowance for Loan Principal and Financing Service Fee Receivables (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	$ 84,078,141	¥ 585,335,201	¥ 519,254,006
Additions	310,154,833	2,159,235,919	1,143,414,087
Charge-offs	(174,626,996)	(1,215,718,219)	(1,077,332,892)
Balance at the end of the year	219,605,978	1,528,852,901	585,335,201
Evaluated for impairment on a portfolio basis	$ 219,605,978		585,335,201	¥ 1,528,852,901
Loan Principal [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year		568,224,324	506,296,690
Additions		2,149,665,886	1,139,260,526
Charge-offs		(1,215,718,219)	(1,077,332,892)
Balance at the end of the year		1,502,171,991	568,224,324
Evaluated for impairment on a portfolio basis			568,224,324	1,502,171,991
Financing Service Fee Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year		17,110,877	12,957,316
Additions		9,570,033	4,153,561
Balance at the end of the year		¥ 26,680,910	17,110,877
Evaluated for impairment on a portfolio basis			¥ 17,110,877	¥ 26,680,910